Consolidated Statements of Financial Position (Parentheticals) $ in Thousands	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ₪ / shares
Statement of financial position [abstract]
Trade receivables, net of allowance (in Dollars) | $	$ 7,066		$ 5,416
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 1		₪ 1
Ordinary shares, shares authorized	50,000,000		50,000,000
Ordinary shares, shares issued	49,099,305		49,093,055
Ordinary shares, shares outstanding	49,099,305		49,093,055